Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps Global Real Estate Securities Fund

Virtus Duff & Phelps Global Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated May 18, 2017 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus dated April 10, 2017, as supplemented

Important Notice to Investors

In the section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:

Average Annual Total Returns - Virtus Duff & Phelps Global Real Estate Securities Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class I	Return Before Taxes	4.21%	10.35%	19.15%	Mar. 02, 2009
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	3.20%	9.29%	17.39%	Mar. 02, 2009
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	2.51%	7.81%	15.35%	Mar. 02, 2009
Class A	Return Before Taxes	(2.06%)	8.77%	17.94%	Mar. 02, 2009
Class C	Return Before Taxes	3.18%	9.25%	17.96%	Mar. 02, 2009
Class R6	Return Before Taxes			3.59%	Nov. 03, 2016
Class R6 | FTSE EPRA/NAREIT Developed Rental Index (net)	FTSE EPRA/NAREIT Developed Rental Index (net) (reflects no deduction for fees, expenses or taxes)			3.73%	Nov. 03, 2016
FTSE EPRA/NAREIT Developed Rental Index (net)	FTSE EPRA/NAREIT Developed Rental Index (net) (reflects no deduction for fees, expenses or taxes)	4.74%	9.83%	18.86%	Mar. 02, 2009